Significant accounting policies (Schedule of Percentage of Depreciation of Property and Equipment, Net) (Details)	12 Months Ended
Dec. 31, 2021
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	33.00%
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	7.00%
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	15.00%
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	The shorter of the term of the lease or useful life of the asset